UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857
                                   811-21434

Name of Fund:  Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.
               Master Bond Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and Master Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.


Schedule of Investments as of June 30, 2006

                     Beneficial
                       Interest    Mutual Funds                                                                         Value
                $ 1,738,295,223    Master Core Bond Portfolio                                                   $   1,940,862,256

                                   Total Mutual Funds (Cost - $1,971,126,419) - 100.2%                              1,940,862,256

                                   Total Investments (Cost - $1,971,126,419) - 100.2%                               1,940,862,256
                                   Liabilities in Excess of Other Assets - (0.2%)                                     (3,474,390)
                                                                                                                -----------------
                                   Net Assets - 100.0%                                                          $   1,937,387,866
                                                                                                                =================


Master Core Bond Portfolio of Master Bond Trust


Schedule of Investments as of June 30, 2006                                                                     (in U.S. dollars)

                           Face
                         Amount    Asset-Backed Securities+                                                              Value
                                   ACE Securities Corp. (b):
                USD   2,103,327       Series 2003-OP1 Class A2, 5.178% due 12/25/2033                           $       2,104,752
                      9,653,000       Series 2005-ASP1 Class M1, 5.498% due 9/25/2035                                   9,730,136
                     25,050,000       Series 2005-HE6 Class A2B, 5.018% due 10/25/2035                                 25,061,741
                      1,463,719    Aegis Asset Backed Securities Trust Series 2004-1 Class A,
                                   5.735% due 4/25/2034 (b)                                                             1,464,142
                      4,399,467    Altius Funding Ltd. Series 2005-2A Class D, 8.084% due 12/05/2040 (a)(b)             4,399,467
                                   Ameriquest Mortgage Securities, Inc. (b):
                     10,075,000       Series 2003-7 Class M1, 5.668% due 8/25/2033                                     10,183,615
                      7,550,000       Series 2004-R1 Class M2, 5.398% due 2/25/2034                                     7,581,443
                      6,696,717    Argent Securities, Inc. Series 2004-W11 Class A3,
                                   5.745% due 11/25/2034 (b)                                                            6,701,152
                                   Bear Stearns Asset Backed Securities, Inc. (b):
                      5,514,947       Series 2004-HE9 Class 1A2, 5.188% due 3/25/2032                                   5,520,041
                     15,079,824       Series 2005-4 Class A, 5.148% due 1/25/2036                                      15,086,047
                     25,300,000       Series 2005-HE10 Class A2, 5.108% due 8/25/2035                                  25,378,040
                      9,857,000       Series 2005-SD1 Class 1A2, 5.118% due 7/25/2027                                   9,883,767
                      2,630,000    Buckingham CDO Ltd. Series 2005-2A Class E, 8.334% due 4/05/2041 (a)(b)              2,627,370
                        319,918    CIT Equipment Collateral Series 2003-VT1 Class A3A,
                                   5.397% due 4/20/2007 (b)                                                               319,932
                                   California Infrastructure, Series 1997-1:
                        244,383       PG&E-1 Class A7, 6.42% due 9/25/2008                                                244,936
                        306,963       SCE-1 Class A6, 6.38% due 9/25/2008                                                 307,648
                                   Capital Auto Receivables Asset Trust:
                        765,749       Series 2003-2 Class B, 5.029% due 1/15/2009 (b)                                     766,038
                      4,150,000       Series 2004-2 Class D, 5.82% due 5/15/2012 (a)                                    4,059,783
                                   Countrywide Asset Backed Certificates (b):
                      9,800,000       Series 2003-2 Class M1, 5.518% due 6/26/2033                                      9,821,210
                        769,233       Series 2003-BC3 Class A2, 5.128% due 9/25/2033                                      770,052
                      4,788,434       Series 2004-5 Class A, 5.268% due 10/25/2034                                      4,826,430
                      7,550,000       Series 2004-5 Class M2, 5.488% due 7/25/2034                                      7,613,411
                      8,950,000       Series 2004-13 Class AF4, 4.583% due 1/25/2033                                    8,824,053
                      9,365,000       Series 2004-13 Class MF1, 5.071% due 12/25/2034                                   9,105,967
                      9,200,000    Credit-Based Asset Servicing and Securitization Series 2005-CB2
                                   Class AV2, 5.585% due 4/25/2036 (b)                                                  9,204,069
                      5,400,000    Duke Funding High Grade II-S/EGAM, Ltd. Series 2006-1A Class D,
                                   8.334% due 10/04/2050 (a)(b)                                                         5,400,000
                     13,036,000    Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                   5.935% due 7/25/2034 (b)                                                            13,118,480
                                   First Franklin Mortgage Loan Asset Backed Certificates (b):
                        694,926       Series 2003-FF5 Class A2, 5.468% due 3/25/2034                                      692,734
                     14,196,319       Series 2004-FF10 Class A2, 5.218% due 12/25/2032                                 14,230,816
                     22,146,422       Series 2005-FF10 Class A6, 5.168% due 11/25/2035                                 22,166,187
                     13,500,000    GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                   5.668% due 7/20/2009 (b)                                                            13,520,799
                                   Home Equity Asset Trust (b):
                      9,086,039       Series 2005-1 Class A2, 5.098% due 5/25/2035                                      9,102,248
                      6,341,253       Series 2005-3 Class 1A2, 5.068% due 8/25/2035                                     6,344,272
                      9,536,513    Irwin Home Equity Series 2005-C Class 1A1, 5.583% due 4/25/2030 (b)                  9,539,378
                                   Long Beach Mortgage Loan Trust (b):
                      1,967,779       Series 2002-4 Class 2A, 5.278% due 11/26/2032                                     1,970,430
                      2,039,707       Series 2004-1 Class A3, 5.118% due 2/25/2034                                      2,040,495
                     10,850,000    MBNA Credit Card Master Note Trust Series 2001-C3 Class C3,
                                   6.55% due 12/15/2008                                                                10,855,877
                                   Morgan Stanley ABS Capital I, Inc. (b):
                      6,200,000       Series 2003-NC5 Class M2, 6.818% due 4/25/2033                                    6,219,450
                      3,052,718       Series 2004-NC1 Class A2, 5.188% due 12/27/2033                                   3,054,674
                      1,436,197       Series 2004-NC2 Class A2, 5.118% due 12/25/2033                                   1,436,703
                     11,912,239       Series 2005-HE1 Class A2MZ, 5.118% due 12/25/2034                                11,938,739
                      3,940,224       Series 2005-NC2 Class A1MZ, 5.068% due 3/25/2035                                  3,942,241
                      3,993,486       Series 2005-NC2 Class A2MZ, 5.068% due 3/25/2035                                  3,995,541
                                   New Century Home Equity Loan Trust (b):
                      9,291,055       Series 2004-3 Class A3, 5.208% due 11/25/2034                                     9,304,301
                     12,170,153       Series 2005-2 Class A2MZ, 5.078% due 6/25/2035                                   12,187,578
                                   Option One Mortgage Loan Trust (b):
                      2,446,930       Series 2003-4 Class A2, 5.138% due 7/25/2033                                      2,453,934
                      3,050,000       Series 2005-1 Class M5, 6.068% due 2/25/2035                                      3,079,063
                                   Park Place Securities, Inc., Series 2005-WCH1 (b):
                      5,099,963       Class A1B, 5.118% due 1/25/2035                                                   5,108,467
                      4,001,390       Class A3D, 5.158% due 1/25/2035                                                   4,008,083
                      3,470,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2, 5.507%
                                   due 5/25/2035                                                                        3,331,932
                     19,507,290    RAAC Series 2005-SP2 Class 2A, 5.685% due 6/25/2044 (b)                             19,523,037
                                   Residential Asset Mortgage Products, Inc. (b):
                     17,250,000       Series 2004-RS11 Class A2, 5.088% due 12/25/2033                                 17,290,065
                     12,300,000       Series 2005-RS3 Class AI2, 4.988% due 3/25/2035                                  12,328,643
                      4,589,954    Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                   5.675% due 7/25/2033 (b)                                                             4,595,468
                     21,500,000    Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4,
                                   5.685% due 11/25/2035 (b)                                                           21,549,910
                                   Structured Asset Investment Loan Trust (b):
                     14,750,000       Series 2003-BC6 Class M1, 5.568% due 7/25/2033                                   14,835,633
                     14,550,000       Series 2003-BC7 Class M1, 5.568% due 7/25/2033                                   14,616,981
                      4,897,000       Series 2004-8 Class M4, 5.818% due 9/25/2034                                      4,928,732
                      5,266,513    Structured Asset Securities Corp., Series 2004-23XS Class 2A1,
                                   4.55% due 1/25/2035 (b)                                                              5,168,615
                     17,821,511    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                   5.725% due 2/25/2032 (b)                                                            17,857,991
                      1,223,857    Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011                     1,218,588

                                   Total Asset-Backed Securities
                                   (Cost - $495,162,052) - 17.8%                                                      494,541,327


                                   Government & Agency Obligations
                                   Fannie Mae:
                     46,913,000       4% due 2/28/2007                                                                 46,443,401
                     21,400,000       7.125% due 1/15/2030                                                             25,560,695
                     15,400,000    Federal Home Loan Bank System, 2.75% due 11/15/2006                                 15,249,419
                                   U.S. Treasury Bonds:
                      3,175,000       7.50% due 11/15/2016                                                              3,755,428
                      1,935,000       8.125% due 8/15/2019                                                              2,449,741
                      6,745,000       7.25% due 8/15/2022 (i)                                                           8,137,735
                      1,395,000       6.25% due 8/15/2023                                                               1,538,533
                      1,395,000       6.625% due 2/15/2027                                                              1,624,303
                     36,120,000       5.375% due 2/15/2031 (j)                                                         36,743,648
                                   U.S. Treasury Inflation Indexed Bonds:
                     15,496,358       3.875% due 1/15/2009                                                             16,050,834
                     13,570,749       3.50% due 1/15/2011                                                              14,194,692
                     32,282,388       1.625% due 1/15/2015                                                             30,094,514
                                   U.S. Treasury Notes:
                    205,000,000       4% due 8/31/2007 (j)                                                            202,109,090
                        386,000       4.375% due 1/31/2008                                                                381,190
                        995,000       3.75% due 5/15/2008                                                                 969,853
                      6,425,000       4.50% due 2/15/2009 (j)                                                           6,323,357
                      5,190,000       4.875% due 5/15/2009 (j)                                                          5,154,724
                      1,580,000       3.875% due 5/15/2010                                                              1,512,047
                      3,030,000       3.625% due 6/15/2010                                                              2,872,228
                        685,000       4.125% due 8/15/2010                                                                660,437
                        583,000       4.25% due 10/15/2010                                                                564,234
                     60,745,000       4.25% due 1/15/2011 (j)                                                          58,654,522
                        550,000       5% due 2/15/2011                                                                    548,646
                     10,190,000       4.50% due 2/28/2011 (j)                                                           9,936,045
                     13,960,000       4.875% due 4/30/2011 (j)                                                         13,817,678
                     30,690,000       4.50% due 11/15/2015 (j)                                                         29,232,225
                     40,180,000       4.50% due 2/15/2016 (j)                                                          38,227,493
                      8,900,000       5.125% due 5/15/2016                                                              8,889,569

                                   Total Government & Agency Obligations
                                   (Cost - $588,357,444) - 21.0%                                                      581,696,281


                                   Government Agency Mortgage-Backed Securities+
                                   Fannie Mae Guaranteed Pass-Through Certificates:
                     12,754,847       5.00% due 7/15/2036 (k)                                                          11,921,802
                    135,939,000       5.50% due 7/15/2036 (k)                                                         130,543,853
                      6,559,839       6.50% due 12/01/2028 - 3/01/2034                                                  6,619,881
                                   Freddie Mac Mortgage Participation Certificates:
                    105,011,467       5.00% due 7/15/2036 (k)                                                          98,054,457
                     39,938,108       5.50% due 1/01/2021 - 2/01/2021                                                  39,182,948
                     17,004,903       5.50% due 1/01/2035 - 5/01/2036                                                  16,362,427
                      1,022,953       6.00% due 5/01/2035                                                               1,007,810
                      3,323,312       7.00% due 2/01/2031 - 4/01/2032                                                   3,405,686
                                   Ginnie Mae MBS Certificates:
                      3,051,149       6.50% due 4/15/2032                                                               3,091,823
                        688,882       7.50% due 4/15/2031 - 3/15/2032                                                     720,186

                                   Total Government Agency Mortgage-Backed Securities
                                   (Cost - $315,710,109) - 11.2%                                                      310,910,873


                                   Non-Government Agency Mortgage-Backed Securities+
Collateralized           19,986    BlackRock Capital Finance LP Series 1997-R2 Class AP,
Mortgage                           6.721% due 12/25/2035 (a)(b)                                                            19,986
Obligations - 3.9%       32,186    Collateralized Mortgage Obligation Trust Series 57 Class D,
                                   9.90% due 2/01/2019                                                                     32,393
                                   Impac Secured Assets CMN Owner Trust Series 2004-3 (b):
                     11,997,876       Class 1A4, 5.218% due 11/25/2034                                                 12,055,493
                     10,300,000       Class M1, 5.418% due 11/25/2034                                                  10,347,351
                     15,713,626    JPMorgan Mortgage Trust Series 2005-A2 Class 4A1,
                                   5.209% due 4/25/2035 (b)                                                            15,082,692
                     13,993,785    Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3,
                                   5.91% due 3/25/2036 (b)                                                             13,950,165
                         72,769    Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                   6.92% due 11/25/2034 (a)(b)                                                             58,215
                     12,962,755    RMAC Plc Series 2003-NS2A Class A2C, 5.70% due 9/12/2035 (b)                        12,995,539
                     21,822,686    Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                   5.50% due 8/25/2035 (b)                                                             21,839,599
                                   Structured Asset Securities Corp. (b):
                      4,976,585       Series 2005-GEL2 Class A, 5.098% due 4/25/2035                                    4,979,235
                     13,046,811       Series 2005-OPT1 Class A4M, 5.168% due 11/25/2035                                13,053,321
                                   Washington Mutual (b):
                          1,158       Series 2000-1 Class B1, 8.818% due 1/25/2040 (a)                                      1,157
                      5,039,727       Series 2005-AR2 Class B4, 5.718% due 1/25/2045                                    5,023,191
                                                                                                                -----------------
                                                                                                                      109,438,337

Commercial           32,000,000    Banc of America Commercial Mortgage, Inc. Series 2006-2 Class A4,
Mortgage-Backed                    5.741% due 5/10/2045 (b)                                                            31,813,331
Securities - 7.7%    14,138,327    Banc of America Large Loan Series 2003-BBA2 Class A3,
                                   5.689% due 11/15/2015 (b)                                                           14,148,667
                      6,350,000    Bear Stearns Commercial Mortgage Security Series 2002-FL1A Class D,
                                   5.796% due 8/03/2014 (b)                                                             6,350,000
                     33,000,000    Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3,
                                   5.828% due 6/15/2038 (b)                                                            32,993,400
                        700,000    GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB,
                                   4.702% due 12/10/2041                                                                  658,482
                     16,300,000    GS Mortgage Securities Corp. II, Series 2006-GG6 Class A2,
                                   5.506% due 4/10/2038 (b)                                                            16,137,453
                                   Greenwich Capital Commercial Funding Corp.:
                     16,000,000       Series 2004-GG1 Class A4, 4.755% due 6/10/2036                                   15,424,725
                     19,700,000       Series 2006-GG7 Class A4, 6.11% due 6/10/2016                                    19,722,891
                                   JPMorgan Chase Commercial Mortgage Securities Corp. Class A4 (b):
                     35,200,000       Series 2006-CB15, 5.814% due 6/12/2043                                           34,932,128
                     28,200,000       Series 2006-LDP7, 5.876% due 4/15/2045                                           28,157,700
                     13,700,000    LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5,
                                   4.739% due 7/15/2030                                                                12,636,669
                        154,058    NationsLink Funding Corp. Series 1999-2 Class A3, 7.181% due 6/20/2031                 153,909
                                                                                                                -----------------
                                                                                                                      213,129,355

                                   Total Non-Government Agency Mortgage-Backed Securities
                                   (Cost - $325,734,963) - 11.6%                                                      322,567,692


Industry                           Corporate Bonds
Aerospace &           8,188,000    Goodrich Corp., 6.29% due 7/01/2016 (a)                                              8,139,584
Defense - 0.6%        3,640,000    Honeywell International, Inc., 5.70% due 3/15/2036                                   3,403,302
                      5,015,000    Raytheon Co., 8.30% due 3/01/2010                                                    5,414,455
                                                                                                                -----------------
                                                                                                                       16,957,341

Airlines - 0.3%       2,543,500    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                          2,403,608
                      2,080,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                       2,116,999
                      2,380,000    Southwest Airlines Co., 7.875% due 9/01/2007                                         2,430,630
                                                                                                                -----------------
                                                                                                                        6,951,237

Beverages - 0.2%                   Anheuser-Busch Cos, Inc.:
                      1,810,000       5.95% due 1/15/2033                                                               1,753,713
                      3,070,000       5.75% due 4/01/2036                                                               2,879,009
                        185,000    Diageo Capital Plc, 3.50% due 11/19/2007                                               179,501
                                                                                                                -----------------
                                                                                                                        4,812,223

Capital               6,560,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                            6,385,884
Markets - 1.5%        4,325,000    FBG Finance Ltd., 5.875% due 6/15/2035 (a)                                           3,782,684
                                   Goldman Sachs Group, Inc.:
                     11,820,000       5.70% due 9/01/2012                                                              11,705,228
                      6,170,000       5.25% due 10/15/2013                                                              5,911,977
                      4,050,000    Jefferies Group, Inc., 6.25% due 1/15/2036                                           3,696,265
                                   Mellon Funding Corp.:
                        885,000       4.875% due 6/15/2007                                                                878,525
                        250,000       6.40% due 5/14/2011                                                                 256,102
                      6,570,000    Morgan Stanley, 5.30% due 3/01/2013                                                  6,354,865
                      2,035,000    State Street Bank & Trust Co., 5.30% due 1/15/2016                                   1,945,784
                                                                                                                -----------------
                                                                                                                       40,917,314

Commercial            2,705,000    Bank One Corp., 8% due 4/29/2027                                                     3,170,847
Banks - 1.1%          5,690,000    Barclays Bank Plc, 8.55% (a)(c)                                                      6,274,374
                      4,435,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                                  4,639,019
                      4,995,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                              4,562,673
                      1,670,000    Hudson United Bancorp, 8.20% due 9/15/2006                                           1,677,129
                      3,940,000    PNC Funding Corp., 6.125% due 2/15/2009                                              3,980,535
                      2,340,000    Popular North America, Inc., 3.875% due 10/01/2008                                   2,238,849
                      4,395,000    Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(c)                                    4,178,766
                                                                                                                -----------------
                                                                                                                       30,722,192

Commercial            2,355,000    Aramark Services, Inc., 6.375% due 2/15/2008                                         2,347,994
Services &
Supplies - 0.1%

Communications        6,085,000    Cisco Systems, Inc., 5.50% due 2/22/2016                                             5,842,981
Equipment - 0.3%      1,535,000    Harris Corp., 5% due 10/01/2015                                                      1,405,782
                                                                                                                -----------------
                                                                                                                        7,248,763

Computers &           4,320,000    International Business Machines Corp., 5.875% due 11/29/2032                         4,133,022
Peripherals - 0.1%

Consumer                           HSBC Finance Corp.:
Finance - 0.6%        4,695,000       6.50% due 11/15/2008                                                              4,777,970
                      1,905,000       5.875% due 2/01/2009                                                              1,916,712
                      3,135,000    MBNA America Bank NA, 4.625% due 8/03/2009                                           3,048,057
                                   MBNA Corp.:
                      3,240,000       6.25% due 1/17/2007                                                               3,250,410
                        870,000       5.625% due 11/30/2007                                                               869,365
                      2,750,000       4.625% due 9/15/2008                                                              2,692,426
                                                                                                                -----------------
                                                                                                                       16,554,940

Diversified           4,625,000    Bank of America Corp., 4.875% due 9/15/2012                                          4,406,534
Financial             2,900,000    CIT Group, Inc., 6% due 4/01/2036                                                    2,657,531
Services - 3.2%                    Citigroup, Inc.:
                      8,865,000       5.625% due 8/27/2012                                                              8,758,815
                      4,730,000       5.85% due 12/11/2034                                                              4,455,755
                      8,605,000    General Electric Capital Corp., 6.75% due 3/15/2032                                  9,185,184
                                   JPMorgan Chase & Co.:
                         10,000       4.50% due 11/15/2010                                                                  9,500
                      5,915,000       5.75% due 1/02/2013                                                               5,855,087
                      4,760,000       4.75% due 3/01/2015                                                               4,362,559
                      2,745,000       4.891% due 9/01/2015 (b)                                                          2,643,108
                                   Links Finance Corp. (b):
                      6,300,000       5.16% due 9/15/2010                                                               6,301,052
                      6,300,000       Series 54, 5.16% due 9/15/2010                                                    6,301,052
                      3,300,000       Series 55, 5.16% due 9/15/2010                                                    3,294,449
                                   Sigma Finance Corp. (b)(h):
                     21,350,000       7.67% due 8/15/2011                                                              21,350,000
                      9,600,000       5.499% due 3/31/2014                                                              9,618,653
                                                                                                                -----------------
                                                                                                                       89,199,279

Diversified           2,760,000    BellSouth Corp., 6% due 11/15/2034                                                   2,452,608
Telecommunication     2,740,000    Deutsche Telekom International Finance BV, 8.25% due 6/15/2030                       3,163,467
Services - 0.9%       7,020,000    GTE Corp., 6.84% due 4/15/2018                                                       7,144,549
                      5,070,000    SBC Communications, Inc., 6.45% due 6/15/2034                                        4,819,349
                      4,960,000    TELUS Corp., 7.50% due 6/01/2007                                                     5,032,590
                      3,865,000    Telecom Italia Capital SA, 6% due 9/30/2034                                          3,337,111
                                                                                                                -----------------
                                                                                                                       25,949,674

Electric              4,655,000    AEP Texas Central Co., Series D, 5.50% due 2/15/2013                                 4,492,620
Utilities - 1.3%                   Florida Power & Light Co.:
                      2,740,000       5.40% due 9/01/2035                                                               2,429,410
                      2,740,000       5.65% due 2/01/2037                                                               2,517,249
                      1,695,000    Jersey Central Power & Light, 6.40% due 5/15/2036 (a)                                1,668,439
                      3,280,000    Nevada Power Co., 6.65% due 4/01/2036 (a)                                            3,098,134
                      3,350,000    Progress Energy, Inc., 5.625% due 1/15/2016                                          3,201,568
                      3,905,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                                3,786,905
                      4,225,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15% due 11/15/2013 (a)          4,202,692
                      4,480,000    Sierra Pacific Power Co., 6% due 5/15/2016 (a)                                       4,259,324
                      4,050,000    Southern California Edison Co., 5.625% due 2/01/2036                                 3,650,779
                      2,855,000    Westar Energy, Inc., 6% due 7/01/2014                                                2,826,667
                                                                                                                -----------------
                                                                                                                       36,133,787

Energy Equipment      2,870,000    Weatherford International Ltd., 5.50% due 2/15/2016                                  2,737,966
& Services - 0.1%

Food & Staples        3,865,000    Wal-Mart Stores, Inc., 5.25% due 9/01/2035                                           3,372,321
Retailing - 0.1%

Food Products - 0.4%  6,005,000    Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)                          5,757,564
                      4,470,000    Tyson Foods, Inc., 6.60% due 4/01/2016                                               4,369,260
                                                                                                                -----------------
                                                                                                                       10,126,824

Gas Utilities - 0.1%  3,980,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                            3,895,186

Health Care           3,025,000    UnitedHealth Group, Inc., 5.80% due 3/15/2036                                        2,707,653
Providers &           4,375,000    WellPoint, Inc., 5.85% due 1/15/2036                                                 3,909,408
Services - 0.2%                                                                                                 -----------------
                                                                                                                        6,617,061

Hotels, Restaurants   2,760,000    Harrah's Operating Co., Inc., 5.625% due 6/01/2015                                   2,552,790
& Leisure - 0.3%        350,000    Hilton Hotels Corp., 7.625% due 12/01/2012                                             360,790
                      6,450,000    Royal Caribbean Cruises Ltd., 7% due 6/15/2013                                       6,391,486
                                                                                                                -----------------
                                                                                                                        9,305,066

Household               310,000    KB Home, 5.875% due 1/15/2015                                                          270,376
Durables - 0.0%

Industrial            4,330,000    Hutchison Whampoa International (03/33) Ltd., 7.45% due 11/24/2033 (a)               4,577,074
Conglomerates - 0.2%

Insurance - 1.4%      5,020,000    AON Corp., 6.95% due 1/15/2007                                                       5,045,335
                      4,590,000    American International Group, Inc., 6.25% due 5/01/2036 (a)                          4,399,194
                      5,520,000    Fund American Cos., Inc., 5.875% due 5/15/2013                                       5,296,418
                        240,000    MassMutual Global Funding, LLC, 7% due 7/07/2006                                       240,012
                      8,335,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                                    7,735,313
                      5,950,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                                         6,045,646
                        735,000    Principal Life Global Funding I, 3.625% due 4/30/2008 (a)                              708,254
                      1,450,000    Prudential Financial, Inc., 4.104% due 11/15/2006                                    1,442,804
                      7,795,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                                   9,254,536
                                                                                                                -----------------
                                                                                                                       40,167,512

Media - 1.0%          2,745,000    Clear Channel Communications, Inc., 5.50% due 9/15/2014                              2,485,059
                      3,435,000    Cox Communications, Inc., 7.125% due 10/01/2012                                      3,552,900
                      2,605,000    Media General, Inc., 6.95% due 9/01/2006                                             2,607,157
                                   News America, Inc.:
                      4,500,000       6.40% due 12/15/2035                                                              4,162,073
                      4,625,000       6.75% due 1/09/2038                                                               4,693,274
                      8,360,000    Time Warner Companies, Inc., 9.125% due 1/15/2013                                    9,559,936
                                                                                                                -----------------
                                                                                                                       27,060,399

Metals &              2,745,000    Alcan, Inc., 5.75% due 6/01/2035                                                     2,461,582
Mining - 0.3%         5,935,000    Vale Overseas Ltd., 6.25% due 1/11/2016                                              5,653,088
                                                                                                                -----------------
                                                                                                                        8,114,670

Multi-Utilities -       750,000    Ameren Corp., 4.263% due 5/15/2007                                                     740,012
0.3%                  2,695,000    Consolidated Edison Co. of New York, 5.85% due 3/15/2036                             2,505,851
                      2,835,000    Puget Energy, Inc., 5.483% due 6/01/2035                                             2,428,773
                      2,145,000    Xcel Energy, Inc., 6.50% due 7/01/2036                                               2,103,664
                                                                                                                -----------------
                                                                                                                        7,778,300

Office                9,570,000    Xerox Corp., 6.40% due 3/15/2016                                                     9,031,688
Electronics - 0.3%

Oil, Gas &                         Consolidated Natural Gas Co.:
Consumable            2,875,000       5% due 12/01/2014                                                                 2,644,600
Fuels - 2.0%            230,000       Series B, 5.375% due 11/01/2006                                                     229,665
                      3,980,000    Enterprise Products Operating LP Series B, 5.75% due 3/01/2035                       3,376,449
                      4,235,500    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                                   3,985,267
                      2,410,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                      2,343,920
                      5,825,000    Northwest Pipeline Corp., 7% due 6/15/2016 (a)                                       5,788,594
                     15,500,000    Pemex Project Funding Master Trust, 6.21% due 6/15/2010 (a)(b)                      15,825,500
                      4,230,000    Petro-Canada, 5.95% due 5/15/2035                                                    3,867,337
                      3,410,000    Talisman Energy, Inc., 5.85% due 2/01/2037                                           3,007,340
                                   Texaco Capital, Inc.:
                        885,000       8.625% due 6/30/2010                                                                981,719
                         55,000       8.625% due 11/15/2031                                                                72,995
                      8,610,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                                8,769,853
                      3,785,000    XTO Energy, Inc., 6.10% due 4/01/2036                                                3,426,015
                                                                                                                -----------------
                                                                                                                       54,319,254

Paper & Forest                     Celulosa Arauco y Constitucion SA:
Products - 0.2%       3,940,000       8.625% due 8/15/2010                                                              4,288,883
                      1,400,000       5.125% due 7/09/2013                                                              1,284,938
                                                                                                                -----------------
                                                                                                                        5,573,821

Pharmaceuticals - 0.2%   84,000    Eli Lilly & Co., 7.125% due 6/01/2025                                                   93,049
                      4,325,000    Wyeth, 6% due 2/15/2036                                                              4,031,315
                                                                                                                -----------------
                                                                                                                        4,124,364

Real Estate                        Developers Diversified Realty Corp.:
Investment Trusts     2,075,000       6.625% due 1/15/2008                                                              2,096,910
(REITs) - 0.5%        2,752,000       5.375% due 10/15/2012                                                             2,644,661
                      2,000,000       5.50% due 5/01/2015                                                               1,883,102
                      1,545,000    Highwoods Properties, Inc., 7% due 12/01/2006                                        1,549,399
                        310,000    iStar Financial, Inc., 5.65% due 9/15/2011                                             303,133
                      1,913,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                              1,904,227
                      4,250,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                              3,984,375
                                                                                                                -----------------
                                                                                                                       14,365,807

Road & Rail - 0.6%    9,565,000    BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                                      8,978,675
                                   Canadian National Railway Co.:
                      2,085,000       6.90% due 7/15/2028                                                               2,251,381
                      2,395,000       6.20% due 6/01/2036                                                               2,388,677
                      3,080,000    Norfolk Southern Corp., 7.05% due 5/01/2037                                          3,365,682
                                                                                                                -----------------
                                                                                                                       16,984,415

Semiconductors &     19,081,000    International Rectifier Corp., 4.25% due 7/15/2007 (e)                              18,747,083
Semiconductor
Equipment - 0.7%

Software - 0.2%       5,990,000    Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016                            5,609,695


Thrifts & Mortgage    5,605,000    Countrywide Financial Corp., 6.25% due 5/15/2016                                     5,493,657
Finance - 0.4%        6,420,000    Washington Mutual Bank, 6.75% due 5/20/2036                                          6,402,884
                                                                                                                -----------------
                                                                                                                       11,896,541

Wireless              2,298,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                                    2,817,403
Telecommunication     2,710,000    Sprint Capital Corp., 8.75% due 3/15/2032                                            3,267,994
Services - 0.2%                                                                                                 -----------------
                                                                                                                        6,085,397

                                   Total Corporate Bonds
                                   (Cost - $575,923,334) - 19.9%                                                      552,688,586


                                   Foreign Government Obligations
               EUR   23,840,000    Bundesobligation Series 143, 3.50% due 10/10/2008                                   30,391,328
                                   Mexico Government International Bond:
               USD    7,180,000       9.875% due 2/01/2010                                                              8,077,500
                      2,086,000       6.375% due 1/16/2013                                                              2,091,215
                      2,380,000       5.875% due 1/15/2014                                                              2,308,600

                                   Total Foreign Government Obligations
                                   (Cost - $41,869,565) - 1.6%                                                         42,868,643


State                              Municipal Bonds
Texas - 0.2%          5,740,000    Dallas, Texas, General Obligation, Series C, 5.25% due 2/15/2024                     5,716,122

                                   Total Municipal Bonds
                                   (Cost - $5,740,000) - 0.2%                                                           5,716,122


                                   Preferred Securities
Industry                           Capital Trusts

Commercial            3,060,000    BAC Capital Trust VI, 5.625% due 3/08/2035                                           2,622,273
Banks - 0.6%          7,625,000    HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)                             7,276,652
                      4,395,000    MUFG Capital Finance 1 Ltd., 6.346% (b)(c)                                           4,239,373
                                                                                                                -----------------
                                                                                                                       14,138,298

Electric              1,485,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                              1,459,547
Utilities - 0.1%

Oil, Gas &            3,055,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                            3,152,760
Consumable
Fuels - 0.1%

                                   Total Capital Trusts
                                   (Cost - $19,740,176) - 0.7%                                                         18,750,605


                         Shares
                           Held    Preferred Stocks
Electric                  9,000    Duquesne Light Co., 6.50%                                                              452,700
Utilities - 0.0%

Thrifts & Mortgage      183,800    Fannie Mae, 7%                                                                       9,867,763
Finance - 0.4%

                                   Total Preferred Stocks
                                   (Cost - $10,673,875) - 0.4%                                                         10,320,463

                                   Total Preferred Securities
                                   (Cost - $30,414,051) - 1.1%                                                         29,071,068


                           Face
                         Amount    Short-Term Securities
Commercial           20,250,000    Amsterdam Funding Corp., 5.06% due 7/07/2006                                        20,238,615
Paper** - 22.1%     100,000,000    Calyon North America Inc., 5.155% due 8/02/2006                                     99,570,417
                     62,400,000    Greyhawk Funding LLC, 5.25% due 7/13/2006                                           62,309,000
                     91,900,000    National Australia Funding, 5.05% due 7/13/2006                                     91,771,085
                    100,000,000    New Center Asset Trust, 5.21% due 7/19/2006                                         99,768,444
                    126,900,000    Rabobank USA Financial Corp., 5.04% due 7/06/2006                                  126,846,702
                    112,000,000    UBS Finance (Delaware) Inc., 5.23% due 7/24/2006                                   111,658,307
                                                                                                                -----------------
                                                                                                                      612,162,570

U.S. Government      70,000,000    Federal Home Loan Bank, 4.96% due 7/13/2006                                         69,903,556
Obligations** - 2.5%


                     Beneficial
                       Interest    Short-Term Securities
               USD  390,947,500    Merrill Lynch Liquidity Series, LLC Money Market Series, 5.22% (d)(f)(g)           390,947,500

                                   Total Short-Term Securities
                                   (Cost - $1,073,013,626) - 38.7%                                                  1,073,013,626


                      Number of
                      Contracts    Options Purchased
Call Options              1,311    10-Year U.S. Treasury Note, expiring August 2006 at USD 106                            348,234
Purchased - 0.0%

                                   Total Options Purchased
                                   (Premiums Paid - $680,075) - 0.0%                                                      348,234

                                   Total Investments
                                   (Cost - $3,452,605,219) - 123.1%                                                 3,413,422,452


                                   Options Written
Put Options               1,311    10-Year U.S. Treasury Note, expiring August 2006 at USD 104                          (471,141)
Written - 0.0%

                                   Total Options Written
                                   (Premiums Received - $671,894) - 0.0%                                                (471,141)

                                   Total Investments, Net of Options Written
                                   (Cost - $3,451,933,325*) - 123.1%                                                3,412,951,311
                                   Liabilities in Excess of Other Assets - (23.1%)                                  (640,612,084)
                                                                                                                -----------------
                                   Net Assets - 100.0%                                                          $   2,772,339,227
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                          $        3,455,014,879
                                            ======================
    Gross unrealized appreciation           $            3,369,301
    Gross unrealized depreciation                     (45,432,869)
                                            ----------------------
    Net unrealized depreciation             $         (42,063,568)
                                            ======================

 ** Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

  + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) The security is a perpetual bond and has no stated maturity date.

(d) Represents the current yield as of 6/30/2006.

(e) Convertible security.

(f) Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                 Net              Interest
    Affiliate                                  Activity            Income

    Merrill Lynch Liquidity Series, LLC
    Money Market Series                     $   4,881,125       $    626,974


(g) Security was purchased with the cash proceeds from securities loans.

(h) Restricted securities as to resale, representing 1.1% of net assets were as follows:


                                Acquisition
    Issue                           Date           Cost            Value

    Sigma Finance Corp.,
    7.67% due 8/15/2011          2/13/2004     $ 21,350,000    $ 21,350,000
    Sigma Finance Corp.,
    5.499% due 3/31/2014         3/26/2004        9,600,000       9,618,653
                                               ------------    ------------
    Total                                      $ 30,950,000    $ 30,968,653
                                               ============    ============


(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Security, or a portion of security, is on loan.

(k) Represents or includes a "to-be-announced" transaction. The Master Portfolio has committed to purchasing securities for which all specific information is not available at this time.

  o For Master Portfolio compliance purposes, the Master Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of June 30, 2006 were as follows:

    Number of                      Expiration          Face        Unrealized
    Contracts     Issue               Date            Value       Depreciation

    1,352      5-Year U.S.
              Treasury Note      September 2006   $ 140,347,345   $ (542,095)


  o Financial futures contracts sold as of June 30, 2006 were as follows:

                                                                  Unrealized
    Number of                     Expiration          Face       Appreciation
    Contracts     Issue              Date            Value      (Depreciation)

        658    2-Year U.S.
              Treasury Note     September 2006   $ 133,880,385    $   450,322
      1,630   10-Year U.S.
              Treasury Note     September 2006   $ 170,395,033      (525,748)
      1,003   30-Year U.S.
              Treasury Bond     September 2006   $ 106,977,426          1,207
                                                                  -----------
    Total Unrealized Depreciation - Net                           $  (74,219)
                                                                  ===========


  o Swaps outstanding as of June 30, 2006 were as follows:

                                                                  Unrealized
                                                Notional         Appreciation
                                                 Amount         (Depreciation)

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus 0.13%

    Broker, Lehman Brothers Special Finance
    Expires August 2006                           $ 163,800,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate index and pay a floating rate based on 1-month LIBOR minus 0.025%

    Broker, UBS Warburg
    Expires September 2006                        $ 174,800,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus 0.025%

    Broker, UBS Warburg
    Expires September 2006                        $ 202,400,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers US Agency
    Index and pay a floating rate based on
    1-month LIBOR minus 0.05%

    Broker, Lehman Brothers Special Finance
    Expires October 2006                          $  79,600,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus 0.035%

    Broker, UBS Warburg
    Expires October 2006                          $ 150,900,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus 0.12%

    Broker, Lehman Brothers Special Finance
    Expires November 2006                         $ 139,100,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus 0.13%

    Broker, Lehman Brothers Special Finance
    Expires January 2007                          $  86,300,000              -

    Bought credit default protection
    on Aon Corp. and pay 0.37%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2007                          $   5,525,000    $   (8,022)

    Pay a fixed rate of 2.8025% and receive
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires January 2007                          $   5,525,000         82,805

    Receive a fixed rate of 5.3225% and
    pay a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires April 2007                            $ 582,000,000    (1,333,362)

    Receive a fixed rate of 4.095% and pay
    a floating rate based on 3-month LIBOR

    Broker, Citibank N.A.
    Expires September 2007                        $  152,000,000    (1,110,157)

    Sold credit default protection on
    Sprint Capital Corp. and receive 1.50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                        $   5,490,000        153,824

    Sold credit default protection on
    Comcast Cable Communications, Inc.
    and receive 1.15%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                        $   5,490,000        118,051

    Receive a fixed rate of 3.401% and pay
    3.875% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase Bank
    Expires January 2009                          $  16,302,000      (567,617)

    Sold credit default protection on
    Raytheon Co. and receive 0.73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                            $   3,165,000         47,940

    Bought credit default protection on
    Boeing Capital Corp. and pay 0.48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                            $   3,165,000       (31,194)

    Sold credit default protection on
    Nextel Communications, Inc. Class A
    and receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                        $   6,360,000        302,399

    Bought credit default protection on
    Hewlett-Packard Co. and pay 0.31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                         $   6,270,000       (34,867)

    Bought credit default protection on
    Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                         $  12,545,000       (89,320)

    Sold credit default protection on
    Mexico Government International Bond
    and receive 0.92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                         $  12,545,000        139,952

    Bought credit default protection on
    Morgan Stanley and pay 0.47%

    Broker, HSBC Bank USA
    Expires June 2010                             $   3,250,000       (28,863)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.03%

    Broker, Deutsche Bank A.G.
    Expires June 2010                             $   3,250,000       (89,629)

    Bought credit default protection on
    Devon Energy Corp. and pay 0.48%

    Broker, Deutsche Bank A.G.
    Expires June 2010                             $   6,500,000       (45,253)

    Sold credit default protection on
    BellSouth Corp. and receive 0.26%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $   3,155,000          9,544

    Bought credit default protection on
    Devon Energy Corp. and pay 0.50%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $   6,500,000       (49,901)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.00%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $   3,250,000       (89,629)

    Bought credit default protection on
    Goldman Sachs Group, Inc. and pay 0.45%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $   3,155,000       (26,893)

    Bought credit default protection on
    JPMorgan Chase & Co. and pay 0.44%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2010                             $   3,155,000       (33,487)

    Sold credit default protection on
    Wells Fargo & Co. and receive 0.195%

    Broker, Deutsche Bank A.G.
    Expires June 2010                             $   3,155,000         12,352

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 4 and receive 0.40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $  32,770,000        166,843

    Sold credit default protection on CSX Corp.
    and receive 0.34%

    Broker, JPMorgan Chase Bank
    Expires December 2010                         $   6,555,000         20,989

    Bought credit default protection on
    Sara Lee Corp. and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                         $   6,555,000       (28,796)

    Bought credit default protection on
    Brunswick Corp. and pay 0.60%

    Broker, JPMorgan Chase Bank
    Expires December 2010                         $   6,590,000       (45,682)

    Bought credit default protection on
    ConAgra Foods, Inc. and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                         $   6,555,000       (64,173)

    Bought credit default protection on
    HJ Heinz Co. and pay 0.37%

    Broker, UBS Warburg
    Expires December 2010                         $   6,555,000       (24,496)

    Bought credit default protection on
    CVS Corp. and pay 0.48%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                         $   6,590,000       (60,121)

    Sold credit default protection on
    Goodrich Corp. and receive 0.44%

    Broker, UBS Warburg
    Expires December 2010                         $   6,555,000         30,160

    Bought credit default protection on
    RadioShack Corp. and pay 1.16%

    Broker, UBS Warburg
    Expires December 2010                         $   6,590,000       (28,673)

    Bought credit default protection on
    Campbell Soup Co. and pay 0.26%

    Broker, UBS Warburg
    Expires December 2010                         $   6,555,000       (27,243)

    Bought credit default protection on
    Kohl's Corp. and pay 0.39%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                         $   6,590,000       (34,696)

    Bought credit default protection on
    TJX Cos, Inc. and pay 0.57%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                         $   6,590,000      (103,674)

    Bought credit default protection on
    Limited Brands, Inc. and pay 1.065%

    Broker, UBS Warburg
    Expires December 2010                         $   6,590,000      (151,109)

    Sold credit default protection on
    Lehman Brothers Holdings, Inc.
    and receive 0.271%

    Broker, UBS Warburg
    Expires December 2010                         $   6,555,000         12,114

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and receive 0.45%

    Broker, Deutsche Bank A.G.
    Expires December 2010                         $  33,735,000         55,937

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay 0.55%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                         $  32,770,000      (151,601)

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay 0.45%

    Broker, JPMorgan Chase Bank
    Expires December 2010                         $  16,480,000       (56,700)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and receive 0.45%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                         $  32,960,000         68,994

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade High Volatility Index Series 5
    and receive 0.85%

    Broker, JPMorgan Chase Bank
    Expires December 2010                         $  16,480,000        173,153

    Receive a fixed rate of 4.17% and
    pay 3.50% on Treasury Inflation
    Protected Securities (TIPS)
    adjusted principal

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2011                          $  14,075,000      (834,742)

    Bought credit default protection on
    Kohl's Corp. and pay 0.43%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                            $   6,725,000       (43,948)

    Bought credit default protection on
    Campbell Soup Co. and pay 0.25%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                            $   6,725,000       (23,995)

    Bought credit default protection on
    Sara Lee Corp. and pay 0.604%

    Broker, JPMorgan Chase Bank
    Expires March 2011                            $   6,725,000       (33,215)

    Bought credit default protection on
    Limited Brands, Inc. and pay 0.73%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                            $   6,725,000       (60,881)

    Sold credit default protection on
    Federated Department Stores, Inc.
    and receive 0.38%

    Broker, JPMorgan Chase Bank
    Expires March 2011                            $   6,745,000            202

    Bought credit default protection on
    Tyson Foods, Inc. and pay 1.185%

    Broker, JPMorgan Chase Bank
    Expires June 2011                             $   7,300,000       (44,486)

    Bought credit default protection on
    Computer Sciences Corp. and pay 0.88%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2011                             $   6,790,000      (141,802)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 6 and receive 0.40%

    Broker, JPMorgan Chase Bank
    Expires June 2011                             $  65,945,000        123,628

    Receive a floating rate based on
    1-month LIBOR plus 0.47%, which is
    capped at a fixed coupon of 6.0%, and pay a floating rate based on 1-month LIBOR

    Broker, Credit Suisse First Boston Corp.
    Expires June 2011                             $ 146,250,000      (853,629)
                                                                  ------------
    Total                                                         $(4,832,969)
                                                                  ============


  o Currency Abbreviations:
    EUR      Euro
    USD      U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and Master Bond Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date:  August 23, 2006